OTHER BORROWINGS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total others loans current	$ 27,426	$ 6,631
Total others loans noncurrent	27,426	30,417
CITIC Car Loan [Member]
Short-Term Debt [Line Items]
Others loans current	27,426	30,417
Total others loans current	27,426	6,631
Total others loans noncurrent	$ 0	$ 23,786